INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in nonconsolidated subsidiaries

Investment in nonconsolidated subsidiaries included the following activity during the years:

	Year ended December 31,
	2016	2015
Balance at beginning of period	$4,993	$—
Investment in nonconsolidated subsidiaries	—	5,031
Equity in losses of nonconsolidated subsidiaries	(444)	(38)
Translation adjustment	(120)	—
Balance at end of period	$4,429	$4,993

Summary of the combined financial information related to our nonconsolidated subsidiaries under the equity method

The table set forth below summarize the combined financial information related to our nonconsolidated subsidiaries that are accounted for under the equity method as of December 31, 2016, and December 31, 2015.

(Dollars in thousands)	December 31, 2016	December 31, 2015
Assets:
Current Assets	$2,735	$2,753
Property, Plant and Equipment, net of accumulated depreciation	16,167	18,109
Other Non-Current Assets	7,970	6,054
Total assets	$26,872	$26,916
Liabilities and Shareholder’s Deficit:
Current liabilities	$8,221	$4,697
Long Term Liabilities	14,282	17,286

Total liabilities	22,503	21,983

Shareholder’s Equity	4,369	4,933

Total Shareholder’s Equity	4,369	4,933

Total liabilities and Shareholder’s Equity	$26,872	$26,916